Note R - Segment Information (Details Textual)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Customer Concentration Risk [Member] | Sales Revenue, Net [Member] | Banking [Member]
Concentration Risk, Percentage	91.60%	90.90%	90.60%